Cash and Cash Equivalents (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)
Cash and cash equivalents:
Cash and cash equivalents	¥ 441,858	$ 60,500	¥ 494,965	¥ 568,192
RMB
Cash and cash equivalents:
Cash and cash equivalents	252,924		405,467
US
Cash and cash equivalents:
Cash and cash equivalents	169,049		81,253
Others
Cash and cash equivalents:
Cash and cash equivalents	¥ 19,885		¥ 8,245